INCOME TAXES - Uncertain tax positions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015
reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions
Decreases related to prior year tax positions		$ (6)
Balance at end of year		4,025
Uncertain tax positions
Interest expense relating to uncertain tax position		309
Cablevision Systems Corporation And Subsidiaries
reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions
Balance at beginning of year	$ 4,022	$ 4,022	$ 4,011
Increases related to prior year tax positions	3		316
Decreases related to prior year tax positions			(88)
Increases related to current year tax positions	6		3
Settlements paid in cash			(220)
Balance at end of year	4,031		4,022
Uncertain tax positions
Interest expense relating to uncertain tax position	$ 209		$ 314